UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10571

Blue Chip Investor Fund

(Exact name of registrant as specified in charter)

480 N. Magnolia Avenue, Suite 103, El Cajon,  Ca  92130

 (Address of principal executive offices)           (Zip code)

Ross C. Provence

480 N. Magnolia Avenue, Suite 103, El Cajon,  Ca  92130

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

BLUE CHIP INVESTOR FUND

Semi-Annual Report

June 30, 2003

BLUE CHIP INVESTOR FUND

PERFORMANCE INFORMATION

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIOD ENDED JUNE 30, 2003

June 30, 2003 NAV $89.33

	1 Year(A)	Since Inception(A)
Blue Chip Investor Fund	-6.93%	-6.80%
S&P 500	0.25%	-8.84%

The Value of a $10,000 Investment In Blue Chip Investor Fund From January 1, 2002 to June 30, 2003 As Compared To The Standard & Poor’s 500 Index
	[GRAPHIC OMITTED]
Month	Blue Chip Investor Fund $ Amount	S&P 500 Index $ Amount
12/31/01	10,000	10,000
1/31/02	9,955	9,854
2/28/02	10,167	9,664
3/29/02	10,672	10,028
4/30/02	10,581	9,420
5/31/02	10,412	9,351
6/28/02	9,676	8,685
7/31/02	9,250	8,008
8/30/02	9,078	8,061
9/30/02	7,799	7,185
10/31/02	8,273	7,817
11/29/02	8,688	8,277
12/31/02	8,389	7,791
1/31/03	8,145	7,587
2/28/03	7,733	7,473
3/31/03	7,922	7,545
4/30/03	8,659	8,166
5/30/03	9,008	8,596
6/30/03	9,002	8,706

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Blue Chip Investor Fund was January 1, 2002.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

Past Performance Does Not Guarantee Future Results.  Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost.  Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

2003 Semi-Annual Report 1

Blue Chip Investor Fund

		Unaudited Schedule of Investments
			June 30, 2003
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
ACC/Health Insurance
25,000	Aflac, Inc.	$ 768,750	4.83%

Drugs/Sundries
10,000	Cardinal Health	643,000	4.04%

Eating Place
8,000	Brinker International, Inc. *	288,160	1.81%

Federal Credit
9,000	Freddie Mac	456,930
6,200	Fannie Mae	418,128
		875,058	5.50%

Federal Savings Institution
6,900	Washington Mutual**	284,970	1.79%

Fire/Marine Insurance
10,000	American International Group Inc.	551,800
9,000	Progressive Corp	657,900
		1,209,700	7.60%

Holding Companies NEC
35	Berkshire Hathaway Class A *	2,537,500
200	Berkshire Hathaway Class B *	486,000
		3,023,500	18.99%

Home Healthcare
25,000	Lincare Holdings *	790,250	4.96%

Hotels/Motels
5,000	Marriott International, Inc.**	192,100	1.21%

Insurance Agent/Broker
4,100	Marsh & McLennan Co's, Inc.**	209,387	1.32%

Kidney Dialysis
15,000	Renal Care *	528,150	3.32%

National Commercial Bank
10,700	BB&T Corp.	367,010
10,000	TCF Financial	398,400
15,000	Wells Fargo & Company	756,000
8,720	Zions Bancorp.	441,232
		1,962,642	4.75%

Pharmaceutical Preps.
10,000	Pfizer, Inc.	341,500	2.14%

Recreational Products
10,000	Harley Davidson, Inc.**	398,600	2.50%

Savings & Trust Business Credit
25,000	MBNA Corp.	521,000	3.27%

Savings & Trust Commercial Bank
10,000	Synovus**	215,000	1.35%

Surety Investments
20,000	MBIA Inc.	975,000
30,000	MGIC Investments**	1,399,200
		2,374,200	14.91%

*Non-income producing securities.

**Portion of the Security is pledged as collateral for call options written.

Note:  Aggregate value of pledged securities - $2,232,857

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  2

	Blue Chip Investor Fund

		Unaudited Schedule of Investments
				June 30, 2003
	Shares/Principal Amount		Market Value	% of Assets

	COMMON STOCKS
	Tax Prep Services
20,000	Block (H.R.) Inc.		$ 865,000	5.43%

	Total for Common Stock		15,490,967	97.29%

	Cash and Equivalents
1,073,141	Dreyfus Cash Management Class-A Rate 1.01% ***		1,073,141	6.74%

	Total Investments		16,564,108	104.03%
	(Identified Cost -$15,791,291)

	Liabilities in excess of Other Assets		(641,409)	-4.03%

	Net Assets		$ 15,922,699	100.00%

	CALL/PUT OPTIONS WRITTEN
		Shares Subject
	Underlying Security	to Call/Put	Fair Value
	Expiration Date/Exercise Price

	Coca-Cola Company	5,000	$ 750
	August 2003 Puts @ 40

ADP		1,100	1,155.00
	November 2003 Puts @ 30

	Washington Mutual	6,900	46,920.00
	October 2003 Calls @ 35

	Marriott International, Inc.	5,000	43,000.00
	July 2003 Calls @ 30

	Marsh & Mclennan Co's, Inc.	4,100	46,330.00
	October 2003 Calls @ 40

	Harley Davidson, Inc.	10,000	42,000.00
	January 2004 Calls @ 40

Synovus		10,000	25,000.00
	November 2003 Calls @ 20

	MGIC Investments	5,000	11,000.00
	September 2003 Calls @ 50
	MGIC Investments	15,000	72,000.00
	September 2003 Calls @ 45		83,000.00

	Total (Premiums Received $199,070)(Note 9)		$ 288,155

*Non-income producing securities.

**Portion of the Security is pledged as collateral for call options written.

***Variable Rate Security;  The Coupon Rate shown represents the rate at June 30, 2003.

Note:  Aggregate value of pledged securities - $2,232,857

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  3

Blue Chip Investor Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2003

Assets:
Investment Securities at Market Value	$ 16,564,108
(Identified Cost -$15,791,291)
Cash	8,741
Receivables	16,475
Pre-Paid Expenses	4,310
Receivable For Securities Sold	45,464
Total Assets	16,639,098
Liabilities
Accrued Expenses	12,118
Accrued Advisory Fees	8,226
Payable For Securities Purchased	407,900
Covered Call Options Written (premiums received $199,070)	288,155
Total Liabilities	716,399
Net Assets	$ 15,922,699
Net Assets Consist of:
Capital Paid In	16,269,728
Accumulated Undistributed Net Investment Income	8,582
Realized Gain (Loss) on Investments - Net	(1,039,351)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	772,817
Unrealized Appreciation (Depreciation) on Options	(89,077)
Net Assets, for 178,243 Shares Outstanding	$ 15,922,699
Net Asset Value and Redemption Price
Per Share ($15,922,699/178,243 shares)	$ 89.33

Statement of Operations (Unaudited)
For the six month period ended June 30, 2003
Investment Income:
Dividends	$ 85,541
Interest	2,089
Total Investment Income	87,630
Expenses: (Note 3)
Investment Advisor Fees	66,953
Transfer agent fees & accounting	16,116
Administration fees	11,897
Audit fees	5,951
Registration fees	4,960
Interest Expense	12,095
Custody fees	4,760
Legal fees	4,960
Printing and postage expense	1,991
Trustees fees	992
Insurance expense	992
Miscellaneous Expense	1,810
Total Expenses	133,477
Less:
Expense Reimbursement (Note 3)	(54,429)
Net Expenses	79,048
Net Investment Income	8,582

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	(519,509)
Realized Gain (Loss) on Options	(58,586)
Unrealized Appreciation (Depreciation) on Investments	1,797,277
Unrealized Appreciation (Depreciation) on Options	(100,568)
Net Realized and Unrealized Gain (Loss) on Investments & Options	1,118,614

Net Increase (Decrease) in Net Assets from Operations	$ 1,127,196

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  4

Blue Chip Investor Fund

Statement of Changes in Net Assets	(Unaudited)
	1/1/2003		1/1/2002*
	to		to
	6/30/2003		12/31/2002
From Operations:
Net Investment Income	$ 8,582		$ 86,891
Net Realized Gain (Loss) on Investments	(519,509)		(823,667)
Net Realized Gain (Loss) on Options	(58,586)		362,411
Net Unrealized Appreciation (Depreciation)	1,696,709		(1,012,969)
Increase (Decrease) in Net Assets from Operations	1,127,196		(1,387,334)
From Distributions to Shareholders:
Net Investment Income	0		(87,169)
Net Realized Gain from Security Transactions	0		0
Change in Net Assets from Distributions	0		(87,169)
From Capital Share Transactions:
Proceeds From Sale of Shares	5,279,156		13,321,944
Shares Issued on Reinvestment of Dividends	0		87,169
Cost of Shares Redeemed	(1,976,013)		(442,250)
Net Increase from Shareholder Activity	3,303,143		12,966,863

Net Increase (Decrease) in Net Assets	4,430,339		11,492,360

Net Assets at Beginning of Period	11,492,360		0
Net Assets at End of Period	$ 15,922,699		$ 11,492,360

Share Transactions:
Issued	64,261		142,193
Reinvested	-		1,056
Redeemed	(24,065)		(5,202)
Net increase (decrease) in shares	40,196		138,047
Shares outstanding beginning of period	138,047		-
Shares outstanding end of period	178,243		138,047
*commencement of operations

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2003		1/1/2002*
	to		to
	6/30/2003		12/31/2002
Net Asset Value -
Beginning of Period	$ 83.25		$ 100.00
Net Investment Income	0.05		1.31
Net Gains or Losses on Securities
(realized and unrealized)	6.03		(17.42)
Total from Investment Operations	6.08		(16.11)

Distributions (From Net Investment Income)	0.00		(0.64)
Distributions (From Capital Gains)	0.00		0.00
Total Distributions	0.00		(0.64)

Net Asset Value -
End of Period	$ 89.33		$ 83.25
Total Return	7.31%		(16.11)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	15,923		11,492

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.99%	**	2.82%
Ratio of Net Income to Average Net Assets	-0.68%	**	-1.25%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.18%	**	0.09%
Ratio of Net Income to Average Net Assets	0.13%	**	1.48%

Portfolio Turnover Rate	116.91%	**	52.67%

* commencement of operations.
** annualized

The accompanying notes are an integral part of the

financial statements.

2003 Semi-Annual Report  5

Notes to Financial Statements (Unaudited)

Blue Chip Investor Fund

June 30, 2003

1.) ORGANIZATION

Blue Chip Investor Fund (the "Fund") is a non-diversified series of the Blue Chip Investor Fund (the "Trust") formerly Premier Funds, a management investment company.  The Trust was organized in Ohio as a business trust on November 1, 2001 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is the only series authorized by the Trust. The Fund's primary investment objective is to seek long-term growth of capital. Check Capital Management, Inc. is the adviser to the Fund (the "Adviser").  Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

2003 Semi-Annual Report  6

Notes to the Financial Statements (Unaudited) - continued

SHARE VALUATION:

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Check Capital Management, Inc. (the "Adviser"). For its services, the Adviser receives an annual investment management fee from the Fund of 1.00% of the average daily net assets of the Fund. As a result of the above calculation, for the six month period ended June 30, 2003, the Adviser received management fees totaling $66,953. The Adviser has agreed to waive management fees and/or reimburse the Fund for expenses it incurs, but only to the extent necessary to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.00% of its average daily net assets through December 31, 2003.  Effective January 1, 2004 through December 31, 2004, the Adviser has agreed to waive management fees and/or reimburse the Fund for expenses it incurs during that period, but only to the extent necessary to maintain the total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) at 1.50% of its average daily net assets for that period.  For the six month period ended June 30, 2003 the Adviser reimbursed expenses of $54,429.

4.) RELATED PARTY TRANSACTIONS

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc.  The Fund pays 0.07% on the first $200 million of assets, 0.05% on the next $500 million of assets and 0.03% on assets above $700 million subject to a minimum monthly fee of $2,000.  The Fund also pays all out of pocket expenses directly attributable to the Fund.

2003 Semi-Annual Report  7

Notes to the Financial Statements (Unaudited) – continued

Certain officers and directors of Premier Fund Solutions, Inc. are also officers and trustees of the Fund.

5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at June 30, 2003 was $16,269,728 representing 178,243 shares outstanding.

6.) PURCHASES AND SALES OF SECURITIES

For the six month period ended June 30, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $8,616,385 and $8,038,289, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at June 30, 2003 was $15,791,291. At June 30, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

$1,206,032

($522,292)

$683,740

8.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June, 2003, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, 74.85% of the Fund.

9.) OPTIONS WRITTEN

As of June 30, 2003, the Fund's portfolio securities valued at $2,232,857 were pledged as collateral for options written by the Fund.

Transactions in options written during the six month period ended June 30, 2003.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2002	100	$39,490
Options written	1608	$437,976
Options terminated in closing purchase transactions	(847)	($215,759)
Options expired	(100)	($39,490)
Options exercised	(140)	($23,147)
Options outstanding at June 30, 2003	621	$199,070

2003 Semi-Annual Report  8

Notes to the Financial Statements (Unaudited) – continued

10.) DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during fiscal year 2002 was as follows.

Distributions paid from:	2002
Undistributed Ordinary Income:	($87,169)
Undistributed Long-Term Capital Gain	0
Undistributed Short-Term Capital Gain	0
($87,169)

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Blue Chip Investor Fund
Undistributed Ordinary Income (Accumulated Loss)	$0
Undistributed Long-Term Capital Gain	(439,415)
Unrealized Appreciation/(Depreciation)	(1,034,810)
($1,474,225)

11.) LOSS CARRYFORWARDS

At December 31, 2002 the Fund had available for federal income tax purposes an unused capital loss carry forward of $439,415 which will expire in 2010.  Capital loss carry forwards are available to offset future realized capital gains.  To the extent that these carry forwards are used to offset future capital gains it is probable that the amount, which is offset, will not be distributed to shareholders.

12.) AVERAGE BORROWINGS

During the six month period ended June 30, 2003 the Fund had an average loan balance of $1,586,869 and paid an average interest rate of 2.23%.

2003 Semi-Annual Report  9

Board of Trustees

George Cossolias, CPA

Allen C. Brown

Ross C. Provence

Jeffrey R. Provence

Investment Adviser

Check Capital Management Inc.

575 Anton Boulevard, Suite 570

Costa Mesa, CA 92626-7169

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

Custodial Trust Co.

101 Carnegie Center

Princeton, New Jersey 08540-6231

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, Ohio 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

McCurdy & Associates CPA's, Inc.

27955 Clemens Rd.

Westlake, Ohio  44145

BLUE CHIP INVESTOR FUND

575 Anton Boulevard, Suite 570

Costa Mesa, California 92626

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reseved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blue Chip Investor Fund

By /s/ Ross C. Provence

     Ross C. Provence

     President

Date 9 / 5 / 03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Ross C. Provence

     Ross C. Provence

     President

Date 9 / 5 / 03

By /s/ Jeffrey R.  Provence

     Jeffrey R. Provence

     Chief Financial Officer

Date 9 / 5 / 03